Schedule of inventories (Details) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Inventories, net	R$ 5,257	R$ 6,536
Stores [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	1,646	2,453
Distribution Centers [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	773	1,134
Distribution Centers [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	2,884	2,879
Inventories Of Real Estate Under Construction [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	50	142
Estimated Losses On Obsolescence And Breakage [Member]
IfrsStatementLineItems [Line Items]
Inventories, net	R$ (96)	R$ (72)